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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

 (Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 338-3383

Date of fiscal year end:         6/30/10

Date of reporting period       7/1/09 to 6/30/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2010 IS ATTACHED BELOW.

PFM Funds

Annual Report

June 30, 2010

PFM Funds

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4	PRIME SERIES FINANCIAL HIGHLIGHTS

6	PRIME SERIES FINANCIAL STATEMENTS

12	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

13	GOVERNMENT SERIES FINANCIAL STATEMENTS

19	NOTES TO FINANCIAL STATEMENTS

26	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

28	INFORMATION ABOUT FUND EXPENSES

For further information on the PFM Funds, call 1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2010 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

Dear Shareholder,

We are pleased to present the Annual Report for the PFM Funds (the “Trust”) for the year ended June 30, 2010. Weathering the lowest short-term interest rate environment in our history, the Trust’s portfolios (the “Funds”) performed well over the past year. The safety of underlying investments was maintained, the net asset value remained stable, and the Funds continued to provide competitive yields and liquidity to investors.

Although the U.S. economy has shown some signs of a recovery, massive government intervention and unstable stock market moves indicate a lack of confidence in the private sector among government officials and investors. Despite three consecutive quarters of Gross Domestic Product (GDP) growth, many economists expect the pace of the recovery to be slower than in recent recoveries. As shown in the graph on the right, the consensus outlook of financial economists is for GDP to grow only modestly over the next several quarters. Furthermore, some now fear a more troubling outcome: a double dip recession. Market experts continue to question the strength of the economy in the face of high unemployment and continued heavy reliance on government support.

Gross Domestic Product (GDP)
June 2007 - March 2011

*GDP for the second quarter 2010 through the first quarter 2011 are economists’ median estimates based on a June 2010 Bloomberg survey.

Indexof Leading EconomicIndicators
January 2009 - May 2010

One economic release, the Index of Leading Economic Indicators (a composite index of ten economic indicators that typically leads overall economic activity), has become a microcosm for the fragile economy. As seen in the graph to the right, the index, which is designed to predict turning points in the economy, has been on an upward trend since April 2009, indicating the recovery has been underway for more than a year. Although

PFM Funds Annual Report | June 30, 2010  1

the index has experienced its longest stretch in more than five years without a negative report, variable strength among its ten components suggests the recovery is not as robust as it may appear. Index components such as manufacturers’ new orders, building permits, and initial unemployment claims have been more volatile over the last 14 months than the index. The index’s 14 consecutive months without a negative report is largely due to the steep yield curve, another component of the index, which has been strongly affected by the Federal Reserve’s low target rate policy.

The Federal Reserve has kept its target for short term interest rates between 0.00 - 0.25% since December 2008 over concern with the strength of the economy. In recent months, the Fed has begun to unwind the credit programs that it established during the credit crisis. Removing the credit programs does not represent an imminent change in monetary policy, but rather is a move by the Fed to begin to withdraw its extraordinary support. While the Fed has been attempting to shield the economy as a whole, the Securities and Exchange Commission issued new regulations to better protect investors in money market funds. The regulations are designed to make money market funds more resilient to severe economic shocks, such as those seen in the fall of 2008. These rules will present new challenges and opportunities for the Funds, as the entire short-term market adjusts.

In response to the challenging economic conditions, we employed several strategies during the year in managing the Funds. For most of the period, we maintained the Funds’ weighted average maturity toward the maximum allowable level because of the positive yield curve and our continued belief that the Fed would maintain monetary policy of near zero interest rates. Recently, in light of the volatility in the markets amid the European debt crisis, we made a modest shift in our strategy to slightly scale back the Funds’ weighted average maturity. This strategy shift in the last quarter was a defensive move to maintain portfolio safety and a stable net asset value, and to capture value in short-term money market securities.

With an outlook for modest growth and muted inflation, the Fed is likely to maintain short-term rates at current levels for the foreseeable future. We intend to maintain a weighted average maturity at the longer end of our permitted range for the time being and make selective use of high quality money market instruments to benefit the Funds’ investors. However, we are prepared to shorten the maturity if there is a shift in monetary policy or further volatility enters the market.

We understand that these are difficult times for our investors and we thank you for doing business with us. We look forward to continuing to work with you to develop and implement effective investment strategies to address your financial objectives.

Respectfully,

PFM Asset Management LLC
July 13, 2010

2  PFM Funds Annual Report | June 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

We have audited the accompanying statements of assets and liabilities and statements of net assets of the Prime Series and Government Series (the “Funds”) (each a series of the PFM Funds) as of June 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 23, 2010

PFM Funds Annual Report | June 30, 2010  3

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Year Ended June 30,
	2010	2009(1)	2008	2007	2006
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.003	0.017	0.044	0.053	0.042
Total From Operations	0.003	0.017	0.044	0.053	0.042
Less: Distributions
Net Investment Income	(0.003)	(0.017)	(0.044)	(0.053)	(0.042)
Total Distributions	(0.003)	(0.017)	(0.044)	(0.053)	(0.042)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.32%	1.74%	4.48%	5.41%	4.25%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,247,184	$3,699,739	$3,622,501	$3,434,029	$2,737,201
Ratio of Expenses to Average Net
Assets After Fee Waivers	0.09%	0.12%	0.08%	0.08%	0.07%
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.10%	0.13%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets After Fee Waivers	0.31%	1.71%	4.39%	5.28%	4.25%
Ratio of Net Investment Income to
Average Net Assets Before Fee Waivers	0.30%	1.70%	4.39%	5.28%	4.24%

(1)	On September 29, 2008, SNAP® Fund was renamed Prime Series and the then outstanding shares of the SNAP® Fund became shares of the SNAP Fund Class of Prime Series.

The accompanying notes are an integral part of these financial statements.

4  PFM Funds Annual Report | June 30, 2010

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Prime Series - Institutional Class and
Independent Schools and Colleges Class

			Independent Schools and
	Institutional Class		Colleges Class
	Year Ended June 30, 2010	September 29, 2008(1) through June 30, 2009	Year Ended June 30, 2010	May 11, 2009(2) through June 30, 2009
Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.002	0.010	0.002	0.001
Total From Operations	0.002	0.010	0.002	0.001
Less: Distributions
Net Investment Income	(0.002)	(0.010)	(0.002)	(0.001)
Total Distributions	(0.002)	(0.010)	(0.002)	(0.001)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000
Total Return	0.23%	1.02%	0.23%	0.06%
Ratios/Supplemental Data
Net Assets, End of Period	$1,205,815,155	$1,012,799,757	$6,633,007	$1
Ratio of Expenses to
Average Net Assets(3)	0.17%	0.21%	0.17%	0.25%
Ratio of Expenses to
Average Net Assets
Before Fee Waivers(3)	0.17%	0.21%	0.31%	0.29%
Ratio of Net Investment
Income to Average
Net Assets(3)	0.23%	1.20%	0.17%	0.45%
Ratio of Net Investment
Income to Average Net
Assets Before Fee
Waivers(3)	0.23%	1.20%	0.03%	0.41%

(1)	The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio and Cadre Reserve Fund – Money Market Series were acquired by Prime Series.
(2)	The Independent Schools and Colleges Class of Prime Series commenced operations on May 11, 2009.
(3)	Annualized.
The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2010  5

STATEMENT OF ASSETS AND LIABILITIES

Prime Series
June 30, 2010

Assets
Investments at Value (See Note B)	$4,231,248,826
Cash and Cash Equivalents	150,269,871
Receivable for Securities Sold	154,195,327
Accrued Interest Receivable	4,362,539
Total Assets	4,540,076,563
Liabilities
Payable for Securities Purchased	79,990,044
Investment Advisory Fees Payable	187,653
Administration Fees Payable	36,639
Transfer Agent Fees Payable	120,862
Other Expenses Payable	109,329
Total Liabilities	80,444,527
Net Assets	$4,459,632,036
Net Assets Consists of:
SNAP Fund Class Shares (applicable to 3,247,183,874 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)	3,247,183,874
Institutional Class Shares (applicable to 1,205,815,155 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)	1,205,815,155
Independent Schools and Colleges Class Shares (applicable to 6,633,007 outstanding shares of beneficial interest (unlimited shares
authorized; no par value equivalent to $1.00 per share)	6,633,007

The accompanying notes are an integral part of these financial statements.

6  PFM Funds Annual Report | June 30, 2010

STATEMENT OF NET ASSETS

Prime Series
June 30, 2010

		Face
		Amount	Value
Certificates of Deposit (25.6%)
Bank of Nova Scotia (NY)
0.27%	7/16/10	$65,000,000	$65,000,000
Barclays Bank (NY)
0.52%	9/7/10	30,000,000	30,000,000
0.45%	10/12/10	85,000,000	85,000,000
0.46%	10/25/10	25,000,000	25,000,000
BNP Paribas (NY)
0.57%	9/7/10	15,000,000	15,000,000
0.59%	9/10/10	100,000,000	100,000,000
0.35%	9/14/10	25,000,000	24,996,870
Credit Agricole (NY)
0.58%	9/9/10	5,000,000	5,000,000
0.65%	9/24/10	30,000,000	30,000,000
0.65%	9/27/10	100,000,000	100,000,000
Credit Suisse (NY)
0.50%	8/31/10	135,000,000	135,000,000
Deutsche Bank (NY)
0.52%	9/7/10	90,000,000	90,000,000
0.52%	9/16/10	50,000,000	50,000,000
Nordea Bank Finland (NY)
0.41%	8/12/10	75,000,000	74,999,126
0.50%	9/3/10	50,000,000	50,000,000
Svenska Handelsbanken (NY)
0.40%	8/16/10	50,000,000	50,000,319
0.43%	8/18/10	80,000,000	80,000,000
Toronto Dominion (NY)
0.34%	9/22/10	133,000,000	133,000,000
Total Certificates of Deposit			1,142,996,315

Commercial Paper (16.5%)
Danske Corporation
0.40%	8/26/10	25,000,000	24,984,445
0.52%	9/1/10	35,000,000	34,968,656
0.51%	9/9/10	84,000,000	83,916,700
HSBC USA, Inc.
0.24%	7/13/10	50,000,000	49,996,000
ING (US) Funding LLC
0.29%	7/2/10	20,000,000	19,999,839
0.50%	9/1/10	50,000,000	49,956,944
0.51%	9/21/10	70,000,000	69,918,683
Nordea North America, Inc.
0.50%	9/3/10	20,000,000	19,982,222
Rabobank USA Finance Corp. (NY)
0.47%	9/24/10	39,940,000	39,895,678
Societe Generale North America
0.60%	9/3/10	50,000,000	49,946,667
0.59%	9/8/10	20,000,000	19,977,383
0.60%	9/9/10	20,000,000	19,976,667
0.62%	9/21/10	50,000,000	49,929,389

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2010  7

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series
June 30, 2010

			Face
			Amount	Value
U.S. Bank
0.20%		7/1/10	$150,000,000	$150,000,000
0.25%		7/6/10	50,000,000	49,998,264
Total Commercial Paper				733,447,537

Corporate Notes (2.7%)
General Electric Capital Corporation
0.41	%(1)	10/21/10	5,934,000	5,932,690
0.63%		11/15/10	7,400,000	7,571,554
0.64%		12/1/10	6,414,000	6,510,234
0.26	%(1)	1/26/11	100,000,000	99,942,038
Total Corporate Notes				119,956,516

U.S. Government & Agency Obligations (22.8%)
Fannie Mae Mortgage-Backed Security Discount Notes
0.28%		9/1/10	50,000,000	49,976,319
Fannie Mae Notes
0.66%		7/12/10	10,000,000	10,007,027
0.66	%(1)	10/22/10	95,000,000	95,032,611
Federal Farm Credit Bank Notes
0.30	%(1)	11/3/10	20,000,000	20,000,000
0.59	%(1)	12/22/10	50,000,000	50,000,000
Federal Home Loan Bank Discount Notes
0.19%		7/28/10	68,294,000	68,284,268
Federal Home Loan Bank Notes
0.62%		8/4/10	52,500,000	52,496,723
0.55%		1/20/11	12,000,000	12,020,185
0.20	%(1)	5/6/11	7,000,000	6,997,630
0.18	%(1)	5/26/11	13,000,000	12,985,820
0.33	%(1)	6/15/11	25,000,000	24,998,788
0.26	%(1)	8/12/11	100,000,000	99,847,478
0.37	%(1)	11/28/11	33,500,000	33,483,405
Federal Home Loan Bank Notes (Callable)
0.40%		12/27/10	25,000,000	25,000,000
0.57%		4/13/11	18,000,000	18,000,000
0.60%		5/10/11	11,000,000	11,000,000
0.62%		5/25/11	12,500,000	12,503,069
0.70%		5/27/11	48,000,000	48,000,000
0.75%		6/7/11	9,000,000	9,000,000
0.75%		6/17/11	10,000,000	10,000,000
Freddie Mac Notes
0.61	%(1)	3/9/11	50,000,000	50,000,000
0.34	%(1)	4/7/11	50,000,000	50,004,402
0.34	%(1)	10/21/11	25,000,000	24,983,494
0.29	%(1)	11/7/11	20,000,000	19,991,794
U.S. Treasury Bills
0.16%		7/29/10	80,000,000	79,990,044

The accompanying notes are an integral part of these financial statements.

8  PFM Funds Annual Report | June 30, 2010

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series
June 30, 2010

			Face
			Amount	Value
U.S. Treasury Notes
0.58%		8/15/10	$57,000,000	$57,368,492
0.43%		10/31/10	10,000,000	10,035,850
0.54%		1/15/11	55,000,000	56,110,740
Total U.S. Government & Agency Obligations				1,018,118,139

U.S. Government Supported Corporate Debt (9.4%)
Bank of America
0.38	%(1)	7/29/10	64,000,000	64,000,000
0.57	%(1)	9/13/10	50,000,000	50,000,000
Citigroup Funding, Inc.
0.44	%(1)	7/30/10	120,000,000	120,000,754
0.68	%(1)	3/30/11	27,000,000	27,000,000
Goldman Sachs Group
1.04	%(1)	12/3/10	106,725,000	106,929,565
JP Morgan Chase & Co.
0.42	%(1)	4/1/11	50,000,000	50,000,000
Total U.S. Government Supported Corporate Debt				417,930,319

Repurchase Agreements (17.9%)
Bank of America
0.03%		7/1/10	348,800,000	348,800,000
(Dated 6/30/10, repurchase price $348,800,291, collateralized by Ginnie Mae securities, 5%, maturing 6/20/40, market value
$355,776,000)
Deutsche Bank
0.12%		7/1/10	150,000,000	150,000,000
(Dated 6/24/10, repurchase price $150,003,500, collateralized by Fannie Mae securities, 4% to 5%, maturing 6/1/35 to
2/1/40, market value $153,000,001
Goldman Sachs Group
0.13%		7/1/10	300,000,000	300,000,000
(Dated 6/24/10, repurchase price $300,007,583, collateralized by Ginnie Mae securities, 0% to 6.5%, maturing 12/15/25 to
4/15/40, market value $306,000,000)
Total Repurchase Agreements				798,800,000

Total Investments (94.9%)				4,231,248,826
Other Assets in Excess of Other Liabilities (5.1%)				228,383,210
Net Assets (100.0%)				$4,459,632,036

(1) Floating rate instruments, rate shown is that which was in effect at June 30, 2010.
The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2010  9

STATEMENT OF OPERATIONS

Prime Series
Year Ended June 30, 2010

Investment Income
Interest Income	$18,687,315
Expenses
Investment Advisory Fees	2,355,955
Administrative Fees	463,989
Transfer Agent Fees:
SNAP Fund Class	675,456
Institutional Class	1,132,106
llinoisPrime Class	634
Independent Schools and Colleges Class	7,278
Custody Fees	203,068
Cash Management Fees:
SNAP Fund Class	82,101
Institutional Class	39,019
IllinoisPrime Class	343
Independent Schools and Colleges Class	1,440
Audit Fees	26,500
Legal Fees	152,749
U.S. Treasury Money Market Guarantee Program Fees	261,730
Directors Fees and Expenses	41,652
Insurance Premiums	76,949
Rating Fees	18,500
Other Expenses	163,735
Total Expenses	5,703,204
Less Administrative Fee Waivers	(30,931)
Less Transfer Agent Fee Waivers:
SNAP Fund Class	(511,086)
Institutional Class	(15,910)
IllinoisPrime Class	(164)
Independent Schools and Colleges Class	(6,257)
Net Expenses	5,138,856
Net Investment Income	13,548,459
Net Realized Gain on Sale of Investments	124,106
Net Increase in Net Assets Resulting from Operations	$13,672,565

The accompanying notes are an integral part of these financial statements.

10  PFM Funds Annual Report | June 30, 2010

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Year Ended	Year Ended
	June 30,	June 30,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$13,548,459	$66,480,737
Net Realized Gain on Sale of Investments	124,106	148,010
Net Increase in Net Assets	13,672,565	66,628,747
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(10,763,249)	(58,325,346)
Institutional Class Shares	(2,900,383)	(8,177,395)
Independent Schools and Colleges Class Shares	(7,438)	–
IllinoisPrime Class Shares	(1,495)	(37,249)
Cash Management Class Shares	–	(88,757)
Total Distributions	(13,672,565)	(66,628,747)
Capital Share Transactions (at $1.00 per share)
Shares Issued in Connection with Acquisition of
CCRF Prime Portfolio (see Note A):
Institutional Class Shares	–	413,589,232
IllinoisPrime Class Shares	–	4,790,279
Shares Issued in Connection with Acquisition
of Cadre Funds (see Note A):
Institutional Class Shares	–	212,240,679
Cash Management Class Shares	–	32,805,565
Issued:
SNAP Fund Class Shares	2,825,004,680	3,654,964,653
Institutional Class Shares	9,762,523,671	4,496,245,096
Independent Schools and Colleges Class Shares	7,595,568	1
IllinoisPrime Class Shares	–	5,156,086
Cash Management Class Shares	–	2,053,607,739
Redeemed:
SNAP Fund Class Shares	(3,288,322,754)	(3,636,051,981)
Institutional Class Shares	(9,572,408,656)	(4,117,452,645)
Independent Schools and Colleges Class Shares	(970,000)
IllinoisPrime Class Shares	(2,123,577)	(7,861,532)
Cash Management Class Shares	–	(2,086,502,061)
Distributions Reinvested:
SNAP Fund Class Shares	10,763,249	58,325,346
Institutional Class Shares	2,900,383	8,177,395
Independent Schools and Colleges Class Shares	7,438	-
IllinoisPrime Class Shares	1,495	37,249
Cash Management Class Shares	–	88,757
Net (Decrease) Increase from Capital Share
Transactions	(255,028,503)	1,092,159,858
Total (Decrease) Increase in Net Assets	(255,028,503)	1,092,159,858
Net Assets
Beginning of Year	4,714,660,539	3,622,500,681
End of Year	$4,459,632,036	$4,714,660,539

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2010  11

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period (1)

Government Series

			Nine Months
			Ended
	Year Ended June 30,		June 30,		Year Ended September 30,
	2010	2009	2008		2007	2006	2005
Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Income From Investment
Operations
Net Investment Income	0.002	0.012	0.026		0.051	0.044	0.024
Total From Operations	0.002	0.012	0.026		0.051	0.044	0.024
Less: Distributions
Net Investment Income	(0.002)	(0.012)	(0.026)		(0.051)	(0.044)	(0.024)
Total Distributions	(0.002)	(0.012)	(0.026)		(0.051)	(0.044)	(0.024)
Net Asset Value, End of Period	$1.000	$1.000	$1.000		$1.000	$1.000	$1.000
Total Return	0.17%	1.20%	2.63%		5.19%	4.45%	2.41%
Ratios/Supplemental Data
Net Assets, End of
Period (000)	$685,163	$363,554	$167,377		$303,089	$149,561	$145,135
Ratio of Expenses to Average
Net Assets After Fee Waivers(2)	0.18%	0.24%	0.28	%(3)	0.27%	0.32%	0.29%
Ratio of Expenses to Average
Net Assets Before Fee Waivers
and Recoupments(2)	0.22%	0.26%	0.28	%(3)	0.27%	0.32%	0.29%
Ratio of Net Investment
Income to Average Net Assets
After Fee Waivers	0.16%	1.00%	3.52	%(3)	5.07%	4.37%	2.38%
Ratio of Net Investment Income
to Average Net Assets Before
Fee Waivers and Recoupments	0.12%	0.98%	3.52	%(3)	5.07%	4.37%	2.38%

(1)
On September 29, 2008, Government Series, which was formerly known as CCRF Federal Portfolio, acquired the assets of Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Reserve Fund – U.S. Government Series from September 30th to June 30th, effective June 30, 2008.

(2)
For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (“CIIT Government Portfolio”). The expense ratios shown above for Government Series for periods prior to September 29, 2008 include the expenses of CIIT Government Portfolio which were allocated to Cadre Reserve Fund – U.S. Government Series.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

12  PFM Funds Annual Report | June 30, 2010

STATEMENT OF ASSETS AND LIABILITIES

Government Series
June 30, 2010

Assets
Investments at Value (See Note B)	$607,913,632
Cash and Cash Equivalents.	17,026
Receivable for Securities Sold	76,367,851
Accrued Interest Receivable	981,638
Total Assets	685,280,147
Liabilities
Investment Advisory Fees Payable	35,034
Administration Fees Payable	5,005
Transfer Agent Fees Payable	36,044
Other Expenses Payable	41,491
Total Liabilities	117,574
Net Assets
Applicable to 685,162,573 outstanding shares of beneficial interest (unlimited shares authorized; no par value equivalent to $1.00 per share)	$685,162,573

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2010  13

STATEMENT OF NET ASSETS

Government Series
June 30, 2010
			Face
			Amount	Value
U.S. Government & Agency Obligations (45.8%)
Fannie Mae Discount Notes
0.15%		8/16/10	$20,000,000	$19,996,167
0.22%		10/15/10	2,700,000	2,698,251
0.20%		10/18/10	30,000,000	29,982,288
Fannie Mae Mortgage-Backed Security Discount Notes
0.33%		9/1/10	5,974,585	5,971,190
0.28%		9/1/10	15,000,000	14,992,896
0.28%		9/1/10	30,000,000	29,985,792
Fannie Mae Notes
0.20%		7/6/10	20,000,000	20,013,325
0.44%		8/15/10	648,000	651,094
0.30%		9/10/10	790,000	794,680
0.51%		9/13/10	3,500,000	3,527,349
0.33%		9/16/10	6,010,000	6,024,761
0.50%		12/15/10	1,817,000	1,852,319
0.60%		2/7/11	7,000,000	7,187,481
0.50%		3/23/11	565,000	570,099
0.56%		4/11/11	1,600,000	1,627,189
Federal Farm Credit Bank Discount Notes
0.35%		9/1/10	2,000,000	1,998,794
Federal Farm Credit Bank Notes
0.46%		2/22/11	650,000	668,503
0.40	%(1)	6/22/11	5,000,000	4,998,051
Federal Home Loan Bank Notes
0.43%		7/16/10	7,935,000	7,944,999
0.44%		8/10/10	2,000,000	2,009,311
0.45%		8/13/10	1,800,000	1,806,204
0.35%		9/10/10	500,000	504,026
0.51%		9/10/10	1,000,000	1,008,950
0.29%		9/13/10	1,000,000	1,002,440
0.95	%(1)	9/24/10	10,000,000	10,003,983
0.37%		9/29/10	2,195,000	2,197,179
0.32%		10/15/10	880,000	880,450
0.36%		11/2/10	500,000	506,552
0.49%		12/10/10	4,000,000	4,075,592
0.46%		12/10/10	3,405,000	3,456,305
0.56%		1/4/11	800,000	799,359
0.44%		3/11/11	550,000	567,393
0.43%		3/16/11	515,000	519,331
0.48%		4/18/11	765,000	766,364
0.51%		5/4/11	500,000	501,442
0.61%		5/6/11	850,000	851,387
0.61%		5/13/11	860,000	900,061
0.18	%(1)	5/26/11	15,000,000	14,983,638
0.33	%(1)	5/27/11	10,000,000	10,000,000
0.33	%(1)	6/10/11	5,000,000	5,000,000
0.26	%(1)	8/12/11	20,000,000	19,969,496
0.37	%(1)	11/28/11	4,000,000	3,998,019

The accompanying notes are an integral part of these financial statements.

14  PFM Funds Annual Report | June 30, 2010

STATEMENT OF NET ASSETS (CONTINUED)

Government Series
June 30, 2010
			Face
			Amount	Value
Federal Home Loan Bank Notes (Callable)
0.41%		5/25/11	$5,000,000	$5,001,058
0.70%		5/27/11	2,000,000	2,000,000
0.70%		6/3/11	5,000,000	5,000,000
0.75%		6/7/11	5,000,000	5,000,000
0.75%		6/21/11	5,000,000	5,000,000
Freddie Mac Discount Notes
0.22%		10/15/10	2,200,000	2,198,575
Freddie Mac Notes
0.61%		7/12/10	700,000	700,737
0.51%		10/4/10	950,000	960,458
0.44%		1/7/11	600,000	603,294
0.50%		2/3/11	3,000,000	3,067,438
0.61	%(1)	3/9/11	5,000,000	5,000,000
0.54%		3/15/11	5,000,000	5,178,706
0.34	%(1)	4/7/11	10,000,000	10,000,881
0.62%		4/26/11	5,921,000	5,969,781
U.S. Treasury Notes
0.58%		8/15/10	3,000,000	3,019,410
0.53%		1/15/11	250,000	255,064
0.56%		1/31/11	7,000,000	7,012,986
Total U.S. Government & Agency Obligations				313,761,098
U.S. Government Supported Corporate Debt (8.5%)
Bank of America
0.38%		7/29/10	5,000,000	5,000,000
0.57%		9/13/10	5,000,000	5,000,000
Citigroup Funding, Inc.
0.44%		7/30/10	10,000,000	10,000,000
Goldman Sachs Group
1.04%		12/3/10	10,000,000	10,019,168
Straight-A Funding LLC
0.41%		8/16/10	10,000,000	9,994,761
0.43%		8/23/10	18,000,000	17,988,605
Total U.S. Government Supported Corporate Debt				58,002,534

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2010  15

STATEMENT OF NET ASSETS (CONTINUED)

Government Series
June 30, 2010

		Face
		Amount	Value
Repurchase Agreements (34.4%)
Bank of America
0.03%	7/1/10	$126,150,000	$126,150,000
(Dated 6/30/10, repurchase price $126,150,105, collateralized by Freddie Mac securities, 0% to 6%, maturing 6/15/11 to
5/4/37, market value $128,673,193)
Deutsche Bank
0.12%	7/1/10	55,000,000	55,000,000
(Dated 6/24/10, repurchase price $55,001,283, collateralized by Fannie Mae securities, 4.5%, maturing 5/1/23, market
value $56,100,000)
Goldman Sachs Group
0.13%	7/1/10	55,000,000	55,000,000
(Dated 6/24/10, repurchase price $55,001,390, collateralized by Ginnie Mae securities, 5% to 6%, maturing 10/20/38 to
6/20/40, market value $56,100,001)
Total Repurchase Agreements			236,150,000
Total Investments (88.7%)			607,913,632
Other Assets in Excess of Other Liabilities (11.3%)			77,248,941
Net Assets (100.0%)			$685,162,573

(1) Floating rate instruments, rate shown is that which was in effect at June 30, 2010.

The accompanying notes are an integral part of these financial statements.

16  PFM Funds Annual Report | June 30, 2010

STATEMENT OF OPERATIONS

Government Series
Year Ended June 30, 2010

Investment Income
Interest Income	$1,573,306
Expenses
Investment Advisory Fees	321,862
Administrative Fees	45,980
Transfer Agent Fees	413,822
Custody Fees	28,269
Cash Management Fees	7,589
Audit Fees	22,900
Legal Fees	14,499
Directors Fees and Expenses	41,652
Insurance Premiums	4,469
Rating Fees	35,750
Registration Fees	27,000
Other Expenses	29,286
Total Expenses	993,078
Less Administrative and Transfer Agent Fee Waivers	(145,938)
Net Expenses	847,140
Net Investment Income	726,166
Net Realized Gain on Sale of Investments	29,498
Net Increase in Net Assets Resulting from Operations	$755,664

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2010  17

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Year Ended	Year Ended
	June 30,	June 30,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$726,166	$2,659,967
Net Realized Gain on Sale of Investments	29,498	14,273
Net Increase in Net Assets	755,664	2,674,240
Distributions
Net Investment Income	(726,166)	(2,659,967)
Net Realized Gain on Sale of Investments	(29,498)	(14,273)
Total Distributions	(755,664)	(2,674,240)
Capital Share Transactions (at $1.00 per share)
Shares Issued in Connection with Acquisition of
CCRF Federal Portfolio (see Note A)	–	12,699,826
Issued	4,067,069,194	3,423,093,015
Redeemed	(3,746,216,641)	(3,242,289,672)
Distributions Reinvested	755,664	2,674,240
Net Increase (Decrease) from Capital
Share Transactions	321,608,217	196,177,409
Total Increase (Decrease) in Net Assets	321,608,217	196,177,409
Net Assets
Beginning of Period	363,554,356	167,376,947
End of Period	$685,162,573	$363,554,356

The accompanying notes are an integral part of these financial statements.

18  PFM Funds Annual Report | June 30, 2010

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust offers two separate investment portfolios: Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust – SNAP Fund Series in the amount of $1,846,930,532. On September 29, 2008, Prime Series acquired the assets and liabilities of CCRF Prime Portfolio, a series of CCRF, in the amount of $418,379,511 (the “CCRF Reorganization”) and acquired the assets and liabilities of Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series (each, a “Cadre Fund,” and collectively, the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Cadre Trust”), in the amounts of $212,240,679 and $32,805,565, respectively (the “Cadre Money Reorganization”). On September 29, 2008, Government Series acquired the assets and liabilities of Cadre Reserve Fund – U.S. Government Series, also a series of the Cadre Trust, in the amount of $166,624,634 (the “Cadre Government Reorganization”). Cadre Reserve Fund – U.S. Government Series (“Cadre Reserve Fund”) was deemed to be the accounting survivor in the Cadre Government Reorganization. Prior to the Cadre Government Reorganization, Cadre Reserve Fund pursued its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”), also a series of the Cadre Trust. The CIIT Government Portfolio had substantially the same investment objective, policies and restrictions as Cadre Reserve Fund. The CCRF Reorganization, the Cadre Money Reorganization and the Cadre Government Reorganization were considered tax-free exchanges for federal income tax purposes. The net assets of Government Series prior to the Cadre Government Reorganization were $12,699,826. The net assets of Prime Series prior to the CCRF Reorganization and Cadre Money Reorganization were $3,233,719,108.

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”) and Independent Schools and Colleges Class shares (“Independent Schools Shares”). Prime Series previously offered

PFM Funds Annual Report | June 30, 2010  19

Cash Management Class shares, however on January 29, 2009, the Board of Trustees of the Trust (the “Board”) approved the termination of the Cash Management Class effective February 27, 2009. Prime Series previously also offered IllinoisPrimeSM Class shares, however, on October 29, 2009, the Board approved the termination of the IllinoisPrimeSM Class effective October 29, 2009. Effective June 28, 2010, the Board approved the creation of the Florida Education Class shares of Prime Series, however, as of June 30, 2010 that class had not commenced operations. All shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at June 30, 2010. It is each Fund’s policy to compare amortized cost and fair value of securities at least weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.
Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank or a sub-custodian until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, liquidation and/or retention of the collateral by a Fund may be subject to legal proceedings.

5.
Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2010, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

20  PFM Funds Annual Report | June 30, 2010

6.
The Trust evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

7.
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

Fees for investment advisory services provided by PFM to each Fund are calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and .04% of the average daily net assets of each Fund on such assets in excess of $3 billion. Fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .01% of the average daily net assets of each Fund, and fees for transfer agency services provided by PFM to each Fund at an annual rate of average daily net assets of each Fund or share class thereof, as noted on the chart that follows.

PFM Funds Annual Report | June 30, 2010  21

Fund / Class	Applicable Rate
Prime Series – SNAP Fund Class	0.02%
Prime Series – Institutional Class	0.09%
Prime Series – IllinoisPrime Class	0.14%
Government Series	0.09%

Fees for transfer agent services provided to the Independent Schools Class of Prime Series are calculated at an annual rate that is determined as follows: 0.17% of the average daily net assets of the class up to $100 million; the rate decreases by 0.01% of the average daily net assets of the class for each additional $100 million of net assets of the class up to $1 billion; the rate applied for average daily net assets of the class over $1 billion is 0.07% of the average daily net assets of the class.

PFM voluntarily waived $564,348 of fees under its administration and transfer agency agreements to reduce the operating expenses of Prime Series for the year ended June 30, 2010.

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement (“Fee Reduction Agreement”) with PFM on behalf of Government Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. PFM waived $145,938 of fees under its administration and transfer agency agreements to reduce the operating expenses of Government Series for the year ended June 30, 2010, of which $120,169 may be recoupable subject to the terms of the Fee Reduction Agreement. No fees were recouped or deemed unrecoupable during the year ended June 30, 2010.

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) of the 1940 Act, which permits the Institutional and IllinoisPrime Classes of Prime Series and Government Series (the “Covered Shares”) to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly owned subsidiary of PFM. The Distribution Plan authorizes the Covered Shares of each Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of the Covered Shares, in an amount not to exceed ..25% of the average daily net asset value of the covered Shares in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board. For the year ended June 30, 2010, there were no expenses paid by the Covered Shares pursuant to the Distribution Plan.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

22  PFM Funds Annual Report | June 30, 2010

E.	GOVERNMENTAL ACCOUNTING STANDARDS (UNAUDITED)

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of June 30, 2010 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of June 30, 2010, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

	Prime	Government
S&P	Series	Series
Rating	%	%
AAA	45.2%	69.8%
A-1+	30.6%	28.5%
A-1	16.5%	-
AA+	2.9%	-
Not Rated*	4.8%	1.7%
* Represents U.S. Treasury securities.

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at June 30, 2010.

Concentration of Credit Risk

A Fund may not purchase a security if, as a result of such purchase, 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if, as a result of such purchase, more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation does not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase

PFM Funds Annual Report | June 30, 2010  23

agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e., sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at June 30, 2010 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

	Prime	Government
Issuer	Series	Series
Bank of America*	10.6%	22.4%
Federal Home Loan Bank	10.2%	19.1%
Goldman Sachs Group*	9.3%	10.7%
Deutsche Bank*	6.6%	9.1%
Fannie Mae	<5.0%	24.0%
Freddie Mac	<5.0%	5.5%

* These issuers are counterparties to repurchase agreements entered into by the Funds which are collateralized by obligations of the U.S. Government or its agencies or instrumentalities.

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The dollar-weighted average maturities of Prime Series and Government Series entire portfolios at June 30, 2010 were 49 days and 53 days, respectively. The value and weighted average maturity of the types of investments of the Funds at June 30, 2010 are as noted on the chart that follows:

24  PFM Funds Annual Report | June 30, 2010

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Certificates of Deposit	$1,142,996,315	69 Days	–
Commercial Paper	733,447,537	47 Days	–
Corporate Notes	119,956,516	19 Days	–
U.S. Government Agency
Discount Notes	118,260,587	43 Days	$107,823,953	75 Days
U.S. Government
Agency Notes	696,352,426	78 Days	195,649,685	98 Days
U.S. Government Supported
Corporate Debt	417,930,319	45 Days	58,002,534	52 Days
U.S. Treasury Bills	79,990,044	29 Days	–
U.S. Treasury Notes	123,515,082	123 Days	10,287,460	166 Days
Repurchase Agreements	798,800,000	1 Day	236,150,000	1 Day
Cash and Cash Equivalents	150,269,871	1 Day	17,026	1 Day
Total	$4,381,518,697		$607,930,658

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents are assumed to be one day.

PFM Funds Annual Report | June 30, 2010  25

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Members.

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy Trustee, Chairman of the Board (1996) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (2)

Jeffrey A. Laine Trustee, Chairman of the Audit Committee (1986) Birthyear: 1957 Other directorships: None
President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan
Trustee, Chairman of the Governance
Committee (2008)
Birthyear: 1949
Other directorships:
Michigan Virtual University,
Early Childhood Investment Corporation,
Michigan Public School Employees
Retirement System
State Superintendent of Education, State of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; (2)

Dennis W. Kerns Trustee (2008) Birthyear: 1937 Other directorships: None	Retired Director of Finance, King George County, Virginia, 2001 to 2005; Past President Virginia Government Finance Officers Association; (2)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (2)

Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

26  PFM Funds Annual Report | June 30, 2010

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affiliated Trustee/Advisory Board Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee & President (1996) Birthyear: 1944 Other directorships: None
President, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director, Public Financial Management, Inc.,1989 to present; (2)

Jennifer L. Scheffel, Esq. Secretary and Chief Compliance Officer (2005) Birthyear: 1972 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None
Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Assistant Secretary and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (2)

ADVISORY BOARD MEMBERS

Richard A. Cordle, MGT Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)

Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to 2004; (2)

Ann Davis, MGT Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)

Richard A. Davis Advisory Board Member (2006) Birthyear: 1945 Other directorships: None	Public Finance Manager, Virginia Department of Treasury, 1997 to present; (2)

John A. Shelley, II Advisory Board Member (2009) Birthyear: 1957 Other directorships: None	Finance Director, City of Port Orange, Florida, February 1988 to present.(2)

PFM Funds Annual Report | June 30, 2010  27

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each Committee of the Board receives an additional $1,500 annual retainer. The Trust does not pay retirement or pension benefits to any of its Officers or Trustees and does not pay compensation to Officers affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met twice during the year ended June 30, 2010.

The Board has established a Nominating and Governance Committee, which consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board of Trustees and its various committees. The Nominating and Governance Committee met once during the year ended June 30, 2010.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (SAI) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010. This example illustrates the Funds’ expenses in two ways:

28  PFM Funds Annual Report | June 30, 2010

Actual Returns and Expenses The first section of the table below provides information to help estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended June 30, 2010

Expenses Paid
per $1,000
Based on Actual Fund Expenses and Returns	Beginning Account Value	Ending Account Value	During Period (1)
Prime Series:
SNAP Fund Class	$ 1,000.00	$ 1,001.23	$ 0.42
Institutional Class	$ 1,000.00	$ 1,000.85	$ 0.80
Independent Schools Class	$ 1,000.00	$ 1,000.83	$ 0.82
Government Series	$ 1,000.00	$ 1,000.70	$ 0.78

Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$ 1,000.00	$ 1,024.37	$ 0.43
Institutional Class	$ 1,000.00	$ 1,023.99	$ 0.81
Independent Schools Class	$ 1,000.00	$ 1,023.98	$ 0.83
Government Series	$ 1,000.00	$ 1,024.02	$ 0.79

(1) Expenses are equal to the annualized expense ratios of 0.09%, 0.16% and 0.16% for the SNAP Fund Class, the Institutional Class and the Independent Schools Class of Prime Shares, respectively, and 0.16% for the Government Series multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however other funds to which the Funds are compared may charge such fees. If transactional-based were imposed and included in the 5% hypothetical example below, the overall costs of investing would be higher.

PFM Funds Annual Report | June 30, 2010  29

Investment Adviser, Administrator & Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Banks
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101-2044 1-800-338-3383

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.  THE CODE OF ETHICS IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2010, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT.  MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/10	6/30/09

(a) AUDIT FEES:	$ 49,400	$ 56,200

(b) AUDIT-RELATED FEES:	$ 0	$ 9,500

(c) TAX FEES:	$ 0	$ 12,000

(d) ALL OTHER FEES:	$ 0	$ 0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003.  INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT.   THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2)  WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3)  SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e)  (2) ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f)  NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g)  NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h)  NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b)  THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1)  THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED FEBRUARY 12, 2009 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3)  NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PFM Funds

By (Signature and Title)*     /s/ Martin P. Margolis
Martin P. Margolis, President

Date    9/2/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Martin P. Margolis
Martin P. Margolis, President

Date    9/2/2010

By (Signature and Title)*     /s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date    9/2/2010

* Print the name and title of each signing officer under his or her signature.